Finance receivables, net - Additional Information (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Allowance for Credit Losses	¥ 566,398	¥ 350,816	¥ 134,169	¥ 22,486
Financial Institutions [Member]
Pledged Assets, Not Separately Reported, Finance Receivables	9,500,000	8,840,000
Securitization Vehicles [Member]
Pledged Assets, Not Separately Reported, Finance Receivables	10,140,000	16,200,000
Financing Receivable [Member]
Finance Receivables Due From Related Parties	¥ 27,700	¥ 105,900